AltShares Merger Arbitrage ETF	Portfolio of Investments
February 28, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 98.20%
Aerospace & Defense - 2.09%
Meggitt Plc(a)	117,418	$1,189,248
Ultra Electronics Holdings Plc	10,356	445,952
		1,635,200
Auto Parts & Equipment - 2.33%
Veoneer, Inc.(a)(b)	51,286	1,818,089

Banks - 4.47%
Atlantic Capital Bancshares, Inc.(a)	14,818	479,214
Flagstar Bancorp, Inc.(b)	30,557	1,392,788
Old National Bancorp	35,020	640,166
TriState Capital Holdings, Inc.(a)(b)	29,319	973,391
		3,485,559
Biotechnology - 4.41%
Arena Pharmaceuticals, Inc.(a)(b)	25,456	2,417,556
Swedish Orphan Biovitrum AB(a)	49,788	1,022,078
		3,439,634
Chemicals - 8.48%
Atotech Ltd.(a)(b)	53,110	1,273,047
Ferro Corp.(a)(b)	42,100	914,833
GCP Applied Technologies, Inc.(a)	29,597	934,673
Kraton Corp.(a)	29,344	1,354,226
Rogers Corp.(a)(b)	7,841	2,140,593
		6,617,372
Commercial Services - 5.74%
GreenSky, Inc., Class A(a)(b)	92,060	911,394
MoneyGram International, Inc.(a)	170,823	1,834,639
S&P Global, Inc.	4,623	1,737,007
		4,483,040
Computers & Computer Services - 3.95%
Avast Plc(c)	144,646	1,219,752
McAfee Corp., Class A(b)	71,825	1,866,732
		3,086,484
Construction Materials - 0.54%
Forterra, Inc.(a)	17,772	418,708

Diversified Financial Services - 2.62%
Intertrust N.V.(a)(c)	76,464	1,656,405
Sanne Group Plc	32,020	392,177
		2,048,582
Electronics - 2.10%
Coherent, Inc.(a)(b)	6,216	1,643,013

Entertainment - 0.61%
DraftKings, Inc., Class A(a)	20,119	476,418

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 98.20% (Continued)
Environmental Control - 2.40%
US Ecology, Inc.(a)	39,417	$1,869,942

Food - 1.56%
Sanderson Farms, Inc.(b)	6,801	1,214,591

Forest Products & Paper - 1.18%
Verso Corp., Class A	34,772	921,806

Healthcare - Products - 2.35%
Apria, Inc.(a)(b)	37,745	1,409,398
Intersect ENT, Inc.(a)(b)	15,705	427,176
		1,836,574
Healthcare - Services - 0.57%
SOC Telemed, Inc.(a)(b)	150,226	441,664

Insurance - 1.73%
American National Group, Inc.(b)	4,853	917,363
State Auto Financial Corp.(b)	8,298	431,579
		1,348,942
Internet - 2.94%
Mimecast Ltd.(a)(b)	28,843	2,293,884

Leisure Time - 1.76%
Accell Group N.V.(a)	21,284	1,374,605

Machinery - Diversified - 4.76%
SPX FLOW, Inc.	21,568	1,852,476
Welbilt, Inc.(a)	77,489	1,831,840
Zardoya Otis SA	3,568	28,124
		3,712,440
Media - 1.11%
Shaw Communications, Inc., Class B	29,014	870,077

Oil & Gas Services - 0.55%
FTS International, Inc., Class A(a)(b)	16,288	431,143

Pharmaceuticals - 5.99%
BioDelivery Sciences International, Inc.(a)	246,698	1,376,575
Clinigen Group Plc	94,340	1,164,958
Vifor Pharma AG	12,132	2,131,798
		4,673,331
Pipelines - 1.54%
Phillips 66 Partners LP(a)	28,465	1,200,369

Real Estate Investment Trusts - 4.09%
CyrusOne, Inc.(b)	25,568	2,310,069
MGM Growth Properties LLC, Class A(b)	23,411	886,574
		3,196,643
Retail - 2.25%
Del Taco Restaurants, Inc.(b)	73,473	916,943

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 98.20% (Continued)
Retail - 2.25% (Continued)
Vivo Energy Plc(c)	465,654	$843,311
		1,760,254
Savings & Loans - 2.37%
Investors Bancorp, Inc.(b)	110,755	1,854,039

Semiconductors - 2.39%
CMC Materials, Inc.	10,042	1,862,088

Software - 16.20%
Activision Blizzard, Inc.(b)	21,340	1,739,210
Bottomline Technologies DE, Inc.(a)(b)	32,502	1,840,913
Cerner Corp.(b)	25,102	2,340,762
Citrix Systems, Inc.(b)	22,431	2,299,178
Nuance Communications, Inc.(a)(b)	41,448	2,301,193
Zynga, Inc., Class A(a)(b)	233,567	2,120,788
		12,642,044
Telecommunications - 5.12%
NeoPhotonics Corp.(a)(b)	59,972	918,171
Resonant, Inc.(a)	210,161	922,607
Vonage Holdings Corp.(a)(b)	105,971	2,153,331
		3,994,109
Total Investments - 98.20%
(Cost $76,618,933)		76,650,644

Other Assets in Excess of Liabilities - 1.80%(d)		1,407,164

NET ASSETS - 100.00%		$78,057,808

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At February 28, 2022, the aggregate fair market value of those securities was $15,616,245, representing 20.01% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2022, these securities had a total value of $3,719,468 or 4.77% of net assets.
(d)	Includes cash held as collateral for short sales.

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	New York Community Bancorp, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	$—	$—	$—	USD	609,981	$—
Morgan Stanley & Co./ Monthly	New York Community Bancorp, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	805,861	—
Morgan Stanley & Co./ Monthly	Citizens Financial Group, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	1,724,303	—
Morgan Stanley & Co./ Monthly	DraftKings, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	476,418	—
Morgan Stanley & Co./ Monthly	MKS Instruments, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	442,312	—
Morgan Stanley & Co./ Monthly	NortonLifeLock, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	108,443	—
Morgan Stanley & Co./ Monthly	Meggitt Plc	Paid 1 Month SONIA Plus 58 bps (1.025%)	07/08/2022	—	—	—	GBP	142,521	—
Morgan Stanley & Co./ Monthly	Goldman Sachs Group, Inc. (The)	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	942,643	—
Morgan Stanley & Co./ Monthly	South State Corp.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	480,060	—

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Vici Properties, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	$—	$—	$—	USD	894,692	$—
Morgan Stanley & Co./ Monthly	Zardoya Otis SA	Paid 1 Month ESTR Plus 125 bps (0.683%)	01/05/2024	—	—	—	EUR	8,176	—
Morgan Stanley & Co./ Monthly	Old National Bancorp	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	639,508	—
Morgan Stanley & Co./ Monthly	Phillips 66	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	1,198,735	—
Morgan Stanley & Co./ Monthly	Raymond James Financial, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	809,765	—
Morgan Stanley & Co./ Monthly	Agnico Eagle Mines Ltd.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	2,582	—
Morgan Stanley & Co./ Monthly	Nobina AB	Paid 1 Month STIBOR Plus 150 bps (1.435%)	01/04/2024	—	—	148	SEK	1,512,000	148
Morgan Stanley & Co./ Monthly	Entegris, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	588,987	—
Morgan Stanley & Co./ Monthly	Take-Two Interactive Software, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	1,445,526	—
Morgan Stanley & Co./ Monthly	Advanced Micro Devices, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	—	—	—	USD	136,691	—

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	II-VI, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	05/06/2022	$—	$—	$—	USD	390,851	$—
Morgan Stanley & Co./ Monthly	S&P Global, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.330%)	05/06/2022	—	—	—	USD	1,743,999	—
						$148			$148

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Monthly	National Express Group Plc	Received 1 Month SONIA Minus 35 bps (-0.120%)	07/08/2022	$—	$—	$(32)	GBP	2,858	$(32)
						$(32)			$(32)

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	310,100	USD	243,772	Morgan Stanley & Co.	03/15/2022	$898
USD	397,409	CAD	503,480	Morgan Stanley & Co.	03/15/2022	162
USD	3,333,360	EUR	2,936,090	Morgan Stanley & Co.	03/15/2022	39,571
GBP	110,000	USD	147,089	Morgan Stanley & Co.	03/15/2022	492
USD	3,315,371	GBP	2,452,200	Morgan Stanley & Co.	03/15/2022	25,383
SEK	211,600	USD	22,278	Morgan Stanley & Co.	03/15/2022	69
USD	1,109,182	SEK	10,176,750	Morgan Stanley & Co.	03/15/2022	34,437
						$101,012

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	672,150	USD	534,093	Morgan Stanley & Co.	03/15/2022	$(3,767)
USD	1,228,722	CAD	1,571,580	Morgan Stanley & Co.	03/15/2022	(11,256)
USD	22,308	CHF	20,600	Morgan Stanley & Co.	03/15/2022	(165)
EUR	147,110	USD	166,549	Morgan Stanley & Co.	03/15/2022	(1,517)
GBP	531,700	USD	718,654	Morgan Stanley & Co.	03/15/2022	(5,301)
USD	870,497	GBP	657,600	Morgan Stanley & Co.	03/15/2022	(11,770)
SEK	388,430	USD	42,241	Morgan Stanley & Co.	03/15/2022	(1,219)
						$(34,995)

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	78.44%
United Kingdom	6.80%
Netherlands	3.88%
Sweden	3.64%
Switzerland	2.73%
Czech Republic	1.56%
Canada	1.11%
Spain	0.04%
Other Assets in Excess of Liabilities	1.80%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

AB - Aktiebolag is the Swedish term for a limited company.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
CHF - Swiss franc
ESTR - Euro Short-term Rate
EUR - Euro
GBP - British pound
LLC - Limited Liability Company
LP - Limited Partnership
Ltd. - Limited
Plc - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SEK - Swedish krona
SONIA - Sterling OverNight Index Average
S&P - Standard & Poor's
STIBOR - Stockholm Interbank Offered Rate
USD - United States Dollar

AltShares Merger Arbitrage ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$76,650,644	$—	$—	$76,650,644

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$101,012	$—	$101,012
Equity Swaps	148	—	—	148
Liabilities
Forward Foreign Currency Exchange Contracts	—	(34,995)	—	(34,995)
Equity Swaps	(32)	—	—	(32)
TOTAL	$116	$66,017	$—	$66,133

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

AltShares Event-Driven ETF	Portfolio of Investments
February 28, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 92.51%
Auto Parts & Equipment - 4.06%
Meritor, Inc.(a)	841	$29,948
Tenneco, Inc., Class A(a)	762	14,691
Veoneer, Inc.(a)	2,278	80,755
		125,394
Banks - 3.06%
First Horizon Corp.	1,622	38,085
TriState Capital Holdings, Inc.(a)(b)	1,695	56,274
		94,359
Biotechnology - 1.12%
Arena Pharmaceuticals, Inc.(a)	364	34,569

Chemicals - 9.81%
Ferro Corp.(a)(b)	1,368	29,727
GCP Applied Technologies, Inc.(a)	997	31,485
Kraton Corp.(a)	2,278	105,130
Rogers Corp.(a)	500	136,500
		302,842
Commercial Services - 7.44%
Bakkt Holdings, Inc.(a)(c)	2,490	14,218
Moneylion, Inc.(a)(c)	10,452	25,189
PayPal Holdings, Inc.(a)	182	20,371
S&P Global, Inc.	452	169,958
		229,736
Electronics - 3.41%
Coherent, Inc.(a)(b)	398	105,199

Energy - Alternate Sources - 1.27%
Renewable Energy Group, Inc.(a)	638	39,237

Entertainment - 2.87%
Cineplex, Inc.(a)	8,115	88,609

Environmental Control - 1.77%
US Ecology, Inc.(a)	1,150	54,556

Food - 1.98%
Sanderson Farms, Inc.(b)	277	49,469
Stryve Foods, Inc., Class A(a)(c)	4,198	11,545
		61,014
Forest Products & Paper - 1.65%
Verso Corp., Class A	1,920	50,899

Healthcare - Products - 2.42%
Apria, Inc.(a)(b)	2,000	74,680

Healthcare - Services - 0.08%
UpHealth, Inc.(a)(c)	1,176	2,622

Insurance - 6.42%
American National Group, Inc.	160	30,245

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 92.51% (Continued)
Insurance - 6.42% (Continued)
Hartford Financial Services Group, Inc. (The)(b)	819	$56,904
Willis Towers Watson Plc	500	111,150
		198,299
Internet - 2.48%
Mimecast Ltd.(a)(b)	686	54,558
Pinterest, Inc., Class A(a)	819	21,908
		76,466
Machinery - Diversified - 3.50%
SPX FLOW, Inc.	526	45,178
Welbilt, Inc.(a)	2,668	63,072
		108,250
Media - 3.09%
Discovery, Inc., Class A(a)(b)	1,678	47,068
Houghton Mifflin Harcourt Co.(a)	2,305	48,290
		95,358
Pharmaceuticals - 1.55%
BioDelivery Sciences International, Inc.(a)	1,412	7,879
Paratek Pharmaceuticals, Inc.(a)	11,396	40,114
		47,993
Real Estate Investment Trusts - 5.35%
Bluerock Residential Growth REIT, Inc.(b)	1,200	31,860
CyrusOne, Inc.(b)	898	81,134
Healthcare Trust of America, Inc., Class A	1,174	34,504
Preferred Apartment Communities, Inc.	704	17,783
		165,281
Retail - 1.01%
Del Taco Restaurants, Inc.	2,507	31,287

Savings & Loans - 0.98%
Investors Bancorp, Inc.(b)	1,815	30,383

Semiconductors - 6.24%
Advanced Micro Devices, Inc.(a)	666	82,144
CMC Materials, Inc.	506	93,828
Magnachip Semiconductor Corp.(a)(b)	913	16,617
		192,589
Software - 16.45%
Activision Blizzard, Inc.	842	68,623
Bottomline Technologies DE, Inc.(a)	1,113	63,040
Cerner Corp.	788	73,481
Change Healthcare, Inc.(a)(b)	1,060	22,705
Citrix Systems, Inc.	550	56,375
Five9, Inc.(a)(b)	500	55,000
Kaleyra, Inc.(a)	3,021	23,353
Momentive Global, Inc.(a)	1,500	23,580

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Shares	Value
COMMON STOCKS - 92.51% (Continued)
Software - 16.45% (Continued)
Nuance Communications, Inc.(a)(b)	2,196	$121,922
		508,079
Telecommunications - 3.14%
NeoPhotonics Corp.(a)	2,094	32,059
Vonage Holdings Corp.(a)	3,191	64,841
		96,900
Transportation - 1.36%
Canadian Pacific Railway Ltd.(b)	600	42,168

TOTAL COMMON STOCKS (Cost $3,019,446)		2,856,769

	Maturity Date	Rate	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 6.08%
Auto Manufacturers - 0.91%
Lightning eMotors, Inc.(d)	05/15/2024	7.500%	$35,553	$28,127

Healthcare - Services - 2.39%
UpHealth, Inc.(d)	06/15/2026	6.250%	87,000	73,822

Software - 2.78%
Kaleyra, Inc.(d)	06/01/2026	6.125%	87,000	85,970

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $209,577)				187,919

	Shares	Value
WARRANTS(a) - 0.11%
Auto Manufacturers - 0.10%
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(c)	3,391	$3,171

Commercial Services - 0.01%
Moneylion, Inc., Exercise Price $11.50, Expires 09/22/2026	440	160

Healthcare - Services - 0.00%(e)
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024(c)	117	38

TOTAL WARRANTS (Cost $0)		3,369

PRIVATE INVESTMENTS(a)(c)(f)(g) - 0.08%
Fast Capital LLC	400	400
Fuse LLC	1,100	1,919
Fuse Sponsor Capital, Z2 Shares	110	258

TOTAL PRIVATE INVESTMENTS (Cost $1,530)		2,577

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 1.44%
Entertainment - 1.00%
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In(d)	11/15/2027	8.500%	$28,000	$31,001

Packaging & Containers - 0.44%
Flex Acquisition Co., Inc.(d)	07/15/2026	7.875%	13,000	13,406

TOTAL CORPORATE BONDS (Cost $44,527)				44,407

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 3.38%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	0.026	%(h)	52,121	$52,121
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.099	%(h)	52,122	52,122
				104,243
TOTAL SHORT-TERM INVESTMENTS (Cost $104,243)				104,243

Total Investments - 103.60% (Cost $3,379,323)				3,199,284

Liabilities in Excess of Other Assets - (3.60)%(i)				(111,237)

NET ASSETS - 100.00%				$3,088,047

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At February 28, 2022, the aggregate fair market value of those securities was $733,088, representing 23.7% of net assets.
(c)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,360 or 1.92% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bakkt Holdings, Inc.	10/06/2021	$24,900
Fast Capital LLC	08/18/2020	414
Fuse LLC	06/19/2020	1,014
Fuse Sponsor Capital, Z2 Shares	06/19/2020	102
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	—
Moneylion, Inc.	09/14/2021	91,912
Stryve Foods, Inc.	07/09/2021	41,980
UpHealth, Inc.	05/25/2021	11,760
UpHealth, Inc., Exercise Price $11.50, Expires 07/01/2024	04/06/2021	—
Total		$172,082

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2022, these securities had a total value of $232,326 or 7.52% of net assets.
(e)	Less than 0.005% of net assets.
(f)	Represents a holding that is a direct investment into a private company and is not a listed or publicly traded entity.
(g)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2022, the total fair market value of these securities was $2,577, representing 0.08% of net assets.
(h)	Rate shown is the 7-day effective yield as of February 28, 2022.
(i)	Includes cash held as collateral for short sales.

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value

COMMON STOCKS SOLD SHORT - (0.99%)
Real Estate Investment Trusts - (0.99%)
Healthcare Realty Trust, Inc.	(1,174)	$(30,618)

TOTAL COMMON STOCKS
(Proceeds $30,801)		(30,618)

TOTAL SECURITIES SOLD SHORT (Proceeds $30,801)		$(30,618)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Monthly	Citizens Financial Group, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	10/06/2023	$—	$—	$—	USD	28,254	$—
Morgan Stanley & Co./ Monthly	Raymond James Financial, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	10/06/2023	—	—	—	USD	46,382	—
Morgan Stanley & Co./ Monthly	Entegris, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	10/06/2023	—	—	—	USD	29,749	—
Morgan Stanley & Co./ Monthly	II-VI, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	10/06/2023	—	—	—	USD	25,075	—
Morgan Stanley & Co./ Monthly	S&P Global, Inc.	Received 1 Month-Federal Rate Minus 40 bps (-0.320%)	10/06/2023	—	—	—	USD	169,441	—
						$—			$—

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	153,650	USD	120,402	Morgan Stanley & Co.	03/15/2022	$828
USD	10,966	CAD	13,810	Morgan Stanley & Co.	03/15/2022	70
						$898

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	11,030	USD	8,755	Morgan Stanley & Co.	03/15/2022	$(53)
USD	204,452	CAD	261,320	Morgan Stanley & Co.	03/15/2022	(1,729)
						$(1,782)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	91.86%
Canada	4.23%
United Kingdom	3.60%
Sweden	2.61%
Italy	0.76%
Republic of Korea	0.54%
Liabilities in Excess of Other Assets	(3.60)%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
ETF - Exchange-Traded Fund
EUR - Euro
LLC - Limited Liability Company
Ltd. - Limited
Plc - Public Limited Company
REIT - Real Estate Investment Trust
S&P - Standard & Poor's
USD - United States Dollar

AltShares Event-Driven ETF	Portfolio of Investments (Continued)
February 28, 2022 (unaudited)

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$2,856,769	$—	$—	$2,856,769
Convertible Corporate Bonds*	—	187,919	—	187,919
Warrants*	3,369	—	—	3,369
Private Investments	—	—	2,577	2,577
Corporate Bonds*	—	44,407	—	44,407
Short-Term Investments	104,243	—	—	104,243
TOTAL	$2,964,381	$232,326	$2,577	$3,199,284

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$898	$—	$898
Equity Swaps	0	—	—	0
Liabilities
Common Stocks*	(30,618)	—	—	(30,618)
Forward Foreign Currency Exchange Contracts	—	(1,782)	—	(1,782)
TOTAL	$(30,618)	$(884)	$—	$(31,502)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2022:

Investments in Securities	Balance as of May 31, 2021	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2022	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2022
Common Stock	$-	$-	$41	$77,099	$(77,140)	$-	$-	$-	$-
Convertible Corporate Bonds	156,815	-	7,900	-	-	-	(164,715)	-	-
Private Investments	1,500	-	1,047	30	-	-	-	2,577	2,697
Total	$158,315	$-	$8,988	$77,129	$(77,140)	$-	$(164,715)	$2,577	$2,697